UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form
Please print or type.

  1. Name and address of issuer:


        Morgan Stanley US Government Securities Trust



  The Filing accepted under accession # 0001167420-04-000096 was filed in error.
	Please disregard that filing.